Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
3.  Related Party Transactions

The Partnership’s cash is on deposit in commodity brokerage accounts with Morgan Stanley.  MS&Co. credits the Partnership with interest income as described in Note 2. Summary of Significant Accounting Policies.  MS&Co. acts as the counterparty on all trading of foreign currency forward contracts. Since  October 2012, the Partnership pays brokerage fees to Morgan Stanley Wealth Management and prior to October 2012, the Partnership paid brokerage fees to MS&Co., as described in Note 2. Summary of Significant Accounting Policies.